COMMITMENTS AND CONTINGENCIES - Legal Proceedings (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
COMMITMENTS AND CONTINGENCIES
Claims pending	$ 8.0
Claims pending recorded as a liability	$ 0.0